FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Summary of fair values of derivatives
The fair values of CNH Industrial’s derivatives as of September 30, 2018 and December 31, 2017 in the condensed consolidated balance sheets are recorded as follows:

	September 30, 2018	December 31, 2017
	(in millions)
Derivatives Designated as Hedging Instruments
Assets
Foreign exchange contracts	$78	$53
Interest rate derivatives	4	7
Total Assets	$82	$60
Liabilities
Foreign exchange contracts	$(52)	$(55)
Interest rate derivatives	(28)	(16)
Total Liabilities	$(80)	$(71)
Derivatives Not Designated as Hedging Instruments
Assets
Foreign exchange contracts	$32	$13
Interest rate derivatives	5	4
Total Assets	$37	$17
Liabilities
Foreign exchange contracts	$(30)	$(22)
Interest rate derivatives	(5)	(5)
Total Liabilities	$(35)	$(27)

Summary of pre-tax gain (loss) on statement of operations
Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three and nine months ended September 30, 2018 and 2017 are recorded in the following accounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Fair Value Hedges
Interest rate derivatives-Interest expense	$(3)	$—	$(13)	$(7)
Gains/(losses) on hedged items-Interest expense	$3	$—	$13	$7
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts-accumulated other comprehensive income	$20	$13	$31	$37
Interest rate derivatives-accumulated other comprehensive income	$(4)	$(1)	$10	$4
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts-Net sales	$(2)	$2	$(1)	$4
Foreign exchange contracts-Cost of goods sold	$(6)	$(9)	$14	$(43)
Foreign exchange contracts-Other, net	$10	$4	$24	$8
Interest rate derivatives-Interest expense	$(2)	$(1)	$(4)	$(2)
Not Designated as Hedges
Foreign exchange contracts-Other, net	$24	$(11)	$133	$13

Summary of fair value hierarchy levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2018 and December 31, 2017:

	Level 1		Level 2		Total
	September 30, 2018	December 31, 2017	September 30, 2018	December 31, 2017	September 30, 2018	December 31, 2017
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$110	$66	$110	$66
Interest rate derivatives	—	—	9	11	9	11
Cross currency swaps	—	—	—	—	—	—
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$119	$77	$120	$78
Liabilities
Foreign exchange derivatives	$—	$—	$(82)	$(77)	$(82)	$(77)
Interest rate derivatives	—	—	(33)	(21)	(33)	(21)
Total Liabilities	$—	$—	$(115)	$(98)	$(115)	$(98)

Summary of estimated fair market values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of September 30, 2018 and December 31, 2017 are as follows:

	September 30, 2018		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	18,366	18,183	19,795	19,979
Debt	23,999	24,246	25,895	26,137